Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details) - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020	Jan. 01, 2019
Current assets
Cash and cash equivalents		$ 1,837,185	$ 1,742,749
Restricted cash and cash equivalents		297,022	13,733
Short-term deposits		1,604,198	1,325,068
Restricted short-term deposits		285	31,489
Short-term investments		946,543	489,101
Accounts receivable, net		114,372	142,999		$ 95,803
Amounts due from related parties		56,984	611
Financing receivables, net		0	172
Prepayments and other current assets		213,733	102,872
Assets held for sale		0	52,528
Total current assets		5,070,322	3,901,322
Non-current assets
Deferred tax assets			0
Investments		1,022,455	1,239,354
Property and equipment, net		365,392	401,661
Land use rights, net		370,052	258,770
Intangible assets, net		312,082	344,214
Right-of-use assets, net		16,565	21,579			$ 21,200
Other non-current assets		4,881	10,758
Assets held for sale		0	25,500
Total non-current assets		4,049,690	4,193,635
Total assets		9,120,012	8,094,957
Current liabilities
Accounts payable		18,011	20,956
Deferred revenue		60,910	67,230
Advances from customers		3,426	775
Income taxes payable		65,738	60,895
Accrued liabilities and other current liabilities		2,345,838	484,450
Amounts due to related parties		6,931	3,822
Lease liabilities due within one year		11,041	14,332
Short-term loans		0	112,549
Liabilities held for sale		0	179,109
Total current liabilities		2,511,895	944,118
Non-current liabilities
Lease liabilities		5,734	8,121
Deferred revenue		6,422	3,132
Deferred tax liabilities		36,214	42,422
Other non-current liabilities		7,372
Liabilities held for sale			4,415
Total non-current liabilities		979,819	837,315
Total liabilities		3,491,714	1,781,433
Cost of sales	[1]	(1,781,150)	(1,378,146)	$ (656,920)
Total operating expenses		(969,919)	(954,873)	(776,563)
Other items of the consolidated statements of comprehensive income		69,175	18,471
Net loss from continuing operations		(125,096)	(28,305)	(74,344)
Net cash provided by (used in) operating activities		210,416	495,146	666,128
Net cash provided by (used in) investing activities		789,593	782,541	(2,265,689)
Net cash provided by (used in) financing activities		(723,536)	(135,502)	1,374,505
Variable interest entity
Current assets
Cash and cash equivalents		433,405	248,300
Restricted cash and cash equivalents		7,364	536
Short-term deposits		308,986	669,742
Restricted short-term deposits		0	30,652
Short-term investments		288,944	266,647
Accounts receivable, net		5,880	25,885
Amounts due from Group companies		263,373	364,025
Amounts due from related parties		9,684	1,704
Financing receivables, net		0	50
Prepayments and other current assets		101,173	55,593
Assets held for sale		0	75,839
Total current assets		1,418,809	1,738,973
Non-current assets
Investments		235,277	381,867
Property and equipment, net		171,831	156,494
Land use rights, net		370,052	258,770
Intangible assets, net		58,893	84,236
Right-of-use assets, net		4,911	6,461
Other non-current assets		1,055	6,151
Assets held for sale		0	19,896
Total non-current assets		842,019	913,875
Total assets		2,260,828	2,652,848
Current liabilities
Accounts payable		14,200	16,045
Deferred revenue		13,873	17,140
Advances from customers		1,242	29
Income taxes payable		25,606	19,492
Accrued liabilities and other current liabilities		114,325	108,450
Amounts due to Group companies		131,887	151,073
Amounts due to related parties		1,024	2,274
Lease liabilities due within one year		3,077	4,702
Short-term loans		0	102,538
Liabilities held for sale		0	178,744
Total current liabilities		305,234	600,487
Non-current liabilities
Lease liabilities		2,096	1,982
Deferred revenue		3,849	1,487
Deferred tax liabilities		9,105	10,866
Other non-current liabilities		7,372	0
Liabilities held for sale		0	4,415
Total non-current liabilities		22,422	18,750
Total liabilities		327,656	619,237
Total operating expenses		(293,959)	(514,889)	(232,406)
Other items of the consolidated statements of comprehensive income		22,305	23,244	31,035
Net (decrease) / increase in cash and cash equivalents		273,767	(523,677)	(706,346)
Group companies
Non-current liabilities
Net revenues		109,618	79,609	29,581
Cost of sales		(60,053)	(216,696)	(80,739)
Net cash provided by (used in) operating activities		77,319	(344,858)	(31,178)
Net cash provided by (used in) investing activities		(35,559)	(104,111)	(84,393)
Net cash provided by (used in) financing activities		5,378	25,219	(51,848)
Third parities
Non-current liabilities
Net revenues		447,471	396,343	283,044
Cost of sales		(347,674)	(298,715)	(200,860)
Net loss from continuing operations		(122,292)	(531,104)	(170,345)
Net cash provided by (used in) operating activities		153,715	(73,830)	(31,422)
Net cash provided by (used in) investing activities		170,112	(47,787)	(546,963)
Net cash provided by (used in) financing activities		$ (97,198)	$ 21,690	$ 39,458

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows